RECENTLY ISSUED ACCOUNTING STANDARDS (Details) - USD ($) $ in Thousands	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings		$ 0	$ 29,511
Maximum | Forecast | Accounting Standards Update 2016-13
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings	$ 25,000